Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	DREYFUS GROWTH & INCOME FUND INC /NEW/
Central Index Key	0000881780
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
DREYFUS GROWTH & INCOME FUND, INC | DREYFUS GROWTH & INCOME FUND, INC
Prospectus:
Trading Symbol	DGRIX